Commitments And Contingencies (Schedule Of Industry Concentrations Held In The Corporate Portfolio Based On Fair Value) (Detail)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Insurance	18.00%
Electric utilities and services	17.00%
Banks	12.00%
Oil and gas extraction	6.00%
Pipelines	6.00%
Mining	4.00%
Transportation	3.00%
Chemicals	3.00%
Telecommunications	3.00%
Diversified financial services	2.00%